Notes Payable - Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable - Related Parties

5.	NOTES PAYABLE – RELATED PARTIES

The Company has the following related parties notes payable as of June 30, 2018 and December 31, 2017:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at June 30, 2018	Balance at December 31, 2017
					(Unaudited)
Note 1 (A)	December 1, 2015	August 1, 2018	12.0%	$1,248,883	$1,198,883	$1,198,883
Note 2	December 1, 2015	August 1, 2018	12.0%	189,000	189,000	189,000
Note 3 (B)	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4 (C)	August 4, 2016	December 4, 2018	12.0%	343,326	343,326	343,326
Note 5	August 4, 2016	December 4, 2018	12.0%	121,875	121,875	121,875

Total notes payable – related parties, net					$1,964,985	$1,964,985

(A)	Per the terms of the agreement, at Mr. Cutaia’s discretion (majority stockholder and Chief Executive Officer (CEO), he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share.

(B)	As of June 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.

(C)	A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share.

Total interest expense for notes payable to related parties for the six months ended June 30, 2018 and 2017 was $58,788 for each period.

5.	NOTES PAYABLE – RELATED PARTIES

The Company has the following related parties outstanding notes payable as of December 31, 2017 and 2016:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2017	Balance at December 31, 2016

Note 1	December 1, 2015	August 1, 2018	12.0%	$1,203,242	$1,198,883	$1,198,883
Note 2	December 1, 2015	August 1, 2018	12.0%	189,000	189,000	189,000
Note 3	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4	August 4, 2016	December 4, 2018	12.0%	343,326	343,326	343,326
Note 5	August 4, 2016	December 4, 2018	12.0%	121,875	121,875	121,875

Total notes payable – related parties					$1,964,985	$1,964,985

(1)	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on April 1, 2017. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2016, total outstanding balance of the note amounted to $1,198,883.

On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. In consideration, the Company issued Mr. Cutaia a three-year warrant to purchase 1,755,192 shares of common stock at a price of $0.355 per share with a fair value of $517,291. All other terms of the Note remain unchanged. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, Company recorded the fair value of the new note which approximates the original carrying value $1,198,833 and expensed the entire fair value of the warrants granted of $517,291 as part of loss on debt extinguishment.

As of December 31, 2017, outstanding balance of the note amounted to $1,198,883.

(2)	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note is unsecured, bears interest rate of 12% per annum, matured in April 2017 and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $189,000.

On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. All other terms of the Note remain unchanged and there were no additional compensation or incentive given.

As of December 31, 2017, outstanding balance of the note amounted to $189,000.

(3)

On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017. As of December 31, 2016, outstanding balance of the note amounted to $111,901 and accrued interest of $14,569.

As of December 31, 2017, outstanding balance of the note amounted to $111,901 and accrued interest of $27,997. As of December 31, 2017, and the date of this report, the note is past due.

(4)

On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,326, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 4, 2017. A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $343,326 and accrued interest of $31,040.

On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. In consideration for extending the Note’s maturity, the Company issued Mr. Cutaia 1,329,157 warrants to purchase shares of common stock at a price of $0.15 per share with a fair value of $172,456. All other terms of the Note remain unchanged. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $343,326 and expensed the entire fair value of the warrants granted of $172,456 as part of loss on debt extinguishment. As of December 31, 2017, outstanding balance of the note amounted to $343,326 and accrued interest of $45,783.

(5)

On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $121,875, representing his unpaid salary from December 2015 through March 2016. The note is unsecured, bears interest at the rate of 12% per annum, compounded annually and matured on August 4, 2017. The note is also convertible into shares of the Company’s common stock at $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $121,875 and accrued interest of $11,019.

On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. All other terms of the Note remain unchanged and there were no additional compensation or incentive given.

As of December 31, 2017, outstanding balance of the note amounted to $121,875 and accrued interest of $25,644.

During the year ended December 31, 2017, the Company recorded total interest expense totaling $232,192 pursuant to the terms of the notes and paid $196,607.